Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 98.23%
Affiliated master portfolios: 56.31%
Allspring Disciplined International Developed Markets Portfolio		$20,120,305
Allspring Disciplined Large Cap Portfolio		24,932,435
Allspring Macro Strategies Portfolio		203,763,705
		248,816,445
Alternative investment funds: 18.38%
Allspring Alternative Risk Premia Fund Class R6♠	9,498,539	81,212,508
Exchange-traded funds: 18.37%
Allspring Income Plus ETF♠	1,438,343	36,368,503
iShares J.P. Morgan USD Emerging Markets Bond ETF	224,000	21,633,920
iShares MSCI Brazil ETF	302,000	11,186,080
iShares MSCI South Korea ETF	98,000	11,996,180
		81,184,683
Stock funds: 5.17%
Allspring Emerging Markets Equity Advantage Fund Class R6♠	1,406,930	22,848,550
Total investment companies (Cost $372,642,186)		434,062,186

		Yield
Short-term investments: 1.87%
Investment companies: 1.87%
Allspring Government Money Market Fund Select Class♠∞		3.63%	8,259,940	8,259,940
Total short-term investments (Cost $8,259,940)				8,259,940
Total investments in securities (Cost $380,902,126)	100.10%			442,322,126
Other assets and liabilities, net	(0.10)			(435,131)
Total net assets	100.00%			$441,886,995

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Absolute Return Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$70,943,938	$5,248,434	$0	$0	$5,020,136	$81,212,508
Allspring Emerging Markets Equity Advantage Fund Class R6	26,170,090	691,808	(12,000,000)	1,947,631	6,039,021	22,848,550
Allspring Income Plus ETF	65,032,750	0	(29,627,713)	312,478	650,988	36,368,503
Short-term investments
Allspring Government Money Market Fund Select Class	0	104,356,013	(96,096,073)	0	0	8,259,940
Affiliated securities no longer held at end of period
Allspring Short Term-High Income Fund Institutional Class	20,963,478	104,809	(21,283,832)	162,222	53,323	0
				$2,422,331	$11,763,468	$148,689,501

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	9,498,539	$5,248,434	$0
Allspring Emerging Markets Equity Advantage Fund Class R6	1,406,930	691,808	0
Allspring Income Plus ETF	1,438,343	1,845,628	153,456
Short-term investments
Allspring Government Money Market Fund Select Class	8,259,940	555,246	0
Affiliated securities no longer held at end of period
Allspring Short Term-High Income Fund Institutional Class	0	301,065	0
		$8,642,181	$153,456
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	11.01%	7.12%	$1,321,551	$3,571,230	$1,483	$455,636	$13,245	$20,120,305
Allspring Disciplined Large Cap Portfolio	13.64	7.42	1,763,296	5,539,441	3,079	290,921	15,555	24,932,435
Allspring Macro Strategies Portfolio	100.00	100.00	2,038,871	25,689,886	3,340,338	574,391	936,222	203,763,705
			$5,123,718	$34,800,557	$3,344,900	$1,320,948	$965,022	$248,816,445
See accompanying notes to portfolio of investments
2 | Allspring Absolute Return Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$185,245,741	$0	$0	$185,245,741
Short-term investments
Investment companies	8,259,940	0	0	8,259,940
Investments measured at net asset value*				248,816,445
Total assets	$193,505,681	$0	$0	$442,322,126

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $248,816,445 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Absolute Return Fund | 3

Notes to portfolio of investments—January 31, 2026 (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Macro Strategies Portfolio	Seeks long-term capital appreciation
4 | Allspring Absolute Return Fund